RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Due to related party	$ 0	$ 461,633
Ms. Ngai Ngai Lam [Member]
Proceeds from related party debt	1,439,080
China Liberal Bejing [Member]
Proceeds from related party debt	$ 453,669
Acquisition of Non controlling interest	8.8228%